Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)		1 Months Ended		5 Months Ended	6 Months Ended
	Oct. 09, 2020	Feb. 21, 2021	Nov. 17, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 29, 2021
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per unit (in Dollars per share)				$ 10.00
Offering costs				$ 359,875,000
Sale of Stock, Consideration Received Per Transaction				$ 375,000,000.0
Price per share (in Dollars per share)				$ 10.00	$ 10.00
Fair market value, percentage				80.00%	80.00%
Ownership percentage				50.00%	50.00%
Exercise price (in Dollars per share)	$ 9.60			$ 10.07
Net tangible assets				$ 5,000,001	$ 5,000,001
Aggregate of public share, percentage				15.00%	15.00%
Dissolution expenses				$ 100,000	$ 100,000
Cash at bank				821,000
Working capital deficit				1,200,000	$ 204,000
Pro rata interest earned on the funds held in the trust account (in Dollars per share)					$ 10.00
Percentage of public shares					100.00%
Operating bank account					$ 25,000
Aggregate principal amount						$ 1,000,000
Business combination outstanding under the promissory note					$ 440,000
Proposed business combination, description					stock units based on shares of Xos common stock (“Xos RSUs”) and (c) restricted shares of Xos common stock (“Xos Restricted Stock Awards”) outstanding as of immediately prior to the Merger (together, the “Xos Awards”) that will be converted into awards based on new Xos common stock, will be cancelled in exchange for the right to receive an aggregate of 127,626,116 shares of new Xos common stock (at a deemed value of $10.00 per share), which, in the case of Xos Awards, will be shares underlying awards based on new Xos common stock representing a pre-transaction equity value of Xos of $1,276,261,160 (the “Aggregate Merger Consideration”). The portion of the Aggregate Merger Consideration reflecting the conversion of the Xos Awards is calculated assuming that all new Xos Options are net-settled (although new Xos Options may by their terms be cash exercised, resulting in additional dilution);
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Percentage of public shares				100.00%
Public Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Exercise price (in Dollars per share)				$ 10.00
PIPE Investors [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
(in Shares)		22,000,000
Aggregate purchase price amount		$ 220,000,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)	35,000,000
Price per unit (in Dollars per share)	$ 10.00
Gross proceeds	$ 350,000,000.0
Offering costs	19,800,000
Deferred underwriting commissions	12,300,000
Sale of Stock, Consideration Received Per Transaction	350,000,000.0
Deferred underwriting commissions	12,300,000
Over-Allotment Units [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)			2,500,000
Gross proceeds			$ 25,000,000.0
Underwriting fees			1,400,000
Deferred underwriting fees			$ 875,000
Private placement warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Initial public offering units (in Shares)			333,334
Price per unit (in Dollars per share)				$ 1.50
Gross proceeds			$ 500,000	$ 9,000,000.0
Initial public offering warrants (in Shares)				6,000,000
Exercise price (in Dollars per share)				$ 1.50	$ 1.50
Founder Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sponsor payment				$ 25,000	$ 25,000
Loan amount				$ 300,000	$ 300,000
Private Placement Warrants [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds	$ 9,000,000.0		$ 500,000
Private placement warrants (in Shares)	6,000,000		333,334
Price per warrant (in Dollars per share)	$ 1.50
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.0001	$ 0.0001